LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of operating lease cost

	December 31,
	2024	2023
Fixed cost and variable cost that depend on index	$7,806	$5,216
Short-term lease cost	900	1,063
	$8,706	$6,279

Schedule of supplemental balance sheet information related to operating leases

	December 31,
	2024	2023
Operating lease ROU assets	$23,567	$13,557
Operating lease liabilities, current	7,106	3,802
Operating lease liabilities, non-current	15,604	8,712
Weighted-average remaining lease term (in years)	4.50	4.47
Weighted-average discount rate	4.52%	3.30%

Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2024, were as follows:

2025	$7,947
2026	5,434
2027	3,288
2028	2,926
2029	2,599
Thereafter	2,619
Total undiscounted lease payments	24,813
Less: imputed interest	(2,103)
Present value of lease liabilities	$22,710